CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents		$ 24,128	$ 15,959	[1]
Accounts receivable, net of allowance for credit losses of $306 thousands as of December 31, 2020		11,355	20,311
Inventory, net	[2]	41,223	43,327
Other current assets and prepaid expenses		2,737	2,605
Assets belong to discontinued operation			1,401
Total current assets		79,443	83,603
NON-CURRENT ASSETS:
Restricted deposit		176
Investment in affiliates		771	956
Funds in respect of employee rights upon retirement		1,186	1,404
Deferred income taxes		566	228
Property, plant and equipment, net		25,737	20,605
Operating lease right of use assets		6,767	6,664
Intangible assets, net		1,475	389
Assets belong to discontinued operation			826
Total non-current assets		36,678	31,072
Total assets		116,121	114,675
CURRENT LIABILITIES:
Current maturities of long-term loans		1,477		[1]
Credit line from bank		3,000		[1]
Accounts payable		12,222	11,823	[1]
Accrued expenses		6,691	7,393	[1]
Operating lease liabilities		1,614	1,330	[1]
Liabilities belong to discontinued operation		179	158	[1]
Total current liabilities		25,183	20,704	[1]
NON-CURRENT LIABILITIES:
Long-term loans		3,489		[1]
Other long-term liabilities			62	[1]
Liability in respect of employee rights upon retirement		1,410	1,751	[1]
Deferred income taxes			1,100	[1]
Operating lease liabilities		5,758	5,688	[1]
Total non-current liabilities		10,657	8,601	[1]
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 13)				[1]
Total liabilities		35,840	29,305	[1]
EQUITY:
Ordinary shares of NIS 0.9 par value: Authorized: 13,000,000 shares at December 31, 2020 and at December 31, 2019; Issued: 9,854,696 shares at December 31, 2020 and at December 31, 2019; Outstanding: 8,874,696 shares at December 31, 2020 and at December 31, 2019		2,809	2,809	[1]
Additional paid-in capital		65,711	65,573	[1]
Treasury shares, at cost, 274,473 shares at December 31, 2020 and 2019		(2,088)	(2,088)	[1]
Accumulated other comprehensive income (loss)		128	26	[1]
Retained earnings		13,721	19,050	[1]
Total shareholders' equity		80,281	85,370	[1]
Total liabilities and shareholders' equity		$ 116,121	$ 114,675	[1]

[1]	Reclassified due to discontinued operation.
[2]	The total amount of Rotables included in the company spare parts inventory for the years ended December 31, 2020 and 2019 were $9,183 and $8,886, respectively. Inventory related to discontinued operation for the year ended December 31, 2019 was $580.